Deferred Tax Assets and Liabilities - Summary of Movements in Net Deferred Tax Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	¥ 4,998	¥ 831
Credited to profit or loss (note 13)	4,372	4,149	¥ 123
Charged to other comprehensive income	210	18
At the end of the year	¥ 9,580	¥ 4,998	¥ 831